WILMER CUTLER PICKERING

HALE AND DORR LLP

2445 M STREET NW

WASHINGTON, DC 20037

202-663-6000 • FAX 202-663-6363

November 1, 2005

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Attn: Maryse Mills-Apenteng

Re:	Bottomline Technologies (de), Inc.
Registration Statement on Form S-3
(File No. 333-128295)

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Bottomline Technologies (de), Inc. (the “Company”) is Amendment No. 1 (the “Amendment”) to the above-referenced Registration Statement on Form S-3 (the “Registration Statement). The Amendment is being filed to update information contained in the Registration Statement, including dates and stock price, and to include an updated consent of Ernst & Young LLP as an exhibit.

The Company is simultaneously requesting acceleration of the Registration Statement and has made such request by separately filing a letter via EDGAR.

Please contact the undersigned at (202) 663-6886 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Jessica Semerjian

Jessica Semerjian

cc:	John A. Burgess

Kevin Donovan